Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Separate [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
REVENUE
Other operating income, net	242	156
Administrative expenses	(6,196)	(1,390)	(2,376)
Research and development expenses
Total operating loss	(5,954)	(1,234)	(2,376)
Other income and gains			173
Other expenses
Investment income			3
Fair value loss on financial liabilities at FVTPL	(39,171)	7,194	(46,910)
Finance costs	(249)		(399)
LOSS BEFORE TAX	(45,374)	5,960	(49,509)
Income tax expense
LOSS FOR THE YEAR	(45,374)	5,960	(49,509)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (45,374)	$ 5,960	$ (49,509)